Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2025

Principal
Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value

	STRUCTURED NOTES - 94.7%
	APPLICATION SOFTWARE - 3.3%
500,000	Credit Agricole Corporate & Investment Bank S.A., Callable Structured Note (a)(b)	UiPath Inc.	19.25	2/20/2026	458,700

	AUTO PARTS - 3.5%
500,000	BNP Paribas S.A. Callable Structured Note (a)(b)	QuantumScape Corp.	26.00	11/26/2025	489,400

	AUTOMOBILES - 6.5%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Lucid Group Inc.	39.80	2/6/2026	500,050
400,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Tesla Inc.	20.35	3/20/2026	397,880
					897,930
	AUTOMOTIVE RETAILERS - 7.5%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Avis Budget Group Inc.	29.70	10/6/2025	525,900
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Carvana Co.	29.40	7/16/2026	520,350
					1,046,250
	BASE METALS - 4.7%
700,000	Royal Bank of Canada, Callable Structured Note (a)(b)	Alcoa Corporation	18.00	4/10/2026	649,180

	BIOTECHNOLOGY - 3.1%
500,000	HSBC USA, Inc. Callable Structured Note (a)(b)	Viking Therapeutics Inc.	28.20	5/12/2026	428,300

	CONSUMER FINANCE - 2.8%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Upstart Holdings Inc.	38.30	12/4/2025	382,700

	DRILLING & DRILLING SUPPORT - 1.1%
250,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Transocean Ltd.	19.57	6/12/2025	149,853

	ELECTRONICS COMPONENTS - 4.7%
700,000	National Bank of Canada Callable Structured Note (a)(b)	Enovix Corporation	36.20	1/16/2026	657,930

	FOOD & DRUG STORES - 3.6%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Hims & Hers Health Inc.	35.00	10/27/2025	500,000

	INFRASTRUCTURE SOFTWARE - 7.9%
500,000	Societe Generale S.A., Callable Structured Note (a)(b)	IonQ Inc.	41.56	1/30/2026	407,150
700,000	Santander Global Inssuances BV, Callable Structured Note (a)(b)	Snowflake Inc.	23.15	10/14/2025	696,789
					1,103,939
	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY - 2.5%
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Coinbase Global, Inc.	30.50	12/19/2025	351,700

	INTERNET MEDIA & SERVICES - 5.5%
500,000	Toronto-Dominion Bank (The) Callable Structured Note (a)(b)	Lyft, Inc.	22.00	11/17/2025	385,550
500,000	BBVA Global Securities BV, Callable Structured Note (a)(b)	Snap Inc.	25.36	8/6/2025	382,900
					768,450

Alternative Strategies Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Principal
Amount ($)		Reference Assets	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 94.7% (Continued)
	INVESTMENT COMPANIES - 3.1%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	MARA Holdings Inc.	30.70	5/21/2026	$ 427,950

	MARINE SHIPPING - 4.2%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Zim Integrated Shipping Services Ltd.	47.25	2/2/2026	578,800

	MEDICAL DEVICES - 2.5%
500,000	Bank of Montreal N.A. Callable Structured Note (a)(b)	Align Technology, Inc.	20.23	6/12/2025	351,135

	NON-ALCHOLIC BEVERAGES - 3.2%
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Celsius Holdings Inc.	26.00	1/22/2026	447,000

	OTHER FINANCIAL SERVICES - 3.6%
500,000	Barclays Bank PLC, Callable Structured Note (a)(b)	Affirm Holdings Inc.	26.00	2/2/2026	502,500

	PROPERTY & CASUALITY INSURANCE - 3.6%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Lemonade Inc.	35.80	12/11/2025	494,100

	RENEWABLE ENERGY EQUIPMENT- 4.2%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Enphase Energy, Inc.	21.85	6/5/2025	341,750
500,000	GS Finance Corporation Callable Structured Note (a)(b)	Sunrun Inc.	32.15	7/21/2025	247,900
					589,650
	SPECIALTY APPAREL STORES - 1.3%
250,000	Societe Generale S.A. Callable Structured Note (a)(b)	Abercrombie & Fitch Co.	21.17	8/6/2025	174,125

	SPECIALTY ONLINE RETAILERS - 3.1%
500,000	JPMorgan Chase Financial Company, LLC Callable Structured Note (a)(b)	Wayfair Inc.	22.10	7/7/2025	433,600

	SPORTING GOODS - 3.2%
500,000	Morgan Stanley Finance, LLC Callable Structured Note (a)(b)	Peloton Interactive, Inc.	37.30	8/28/2025	441,800

	STEEL PRODUCERS - 2.9%
500,000	Bank of Nova Scotia, Callable Structured Note (a)(b)	Cleveland-Cliffs, Inc.	19.03	12/18/2025	407,350

	VIDEO GAMES - 3.1%
500,000	Citigroup Global Markets Holdings, Inc. Callable Structured Note (a)(b)	Applovin Corp.	21.00	3/18/2026	424,700

	TOTAL STRUCTURED NOTES (Cost $15,000,000)				13,157,042
Shares
	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
	First American Government Obligations Fund Class X, 4.82% (c)				850,454
	TOTAL SHORT-TERM INVESTMENT (Cost - $850,454)

	TOTAL INVESTMENTS - 100.8% (Cost - $15,850,454)				$ 14,007,496
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%				(108,813)
	NET ASSETS - 100.0%				$ 13,898,683

(a)	Fixed contingent rate security.
(b)	The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date on a quarterly basis if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.